Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts receivable	¥ 2,115,095	$ 307,628	¥ 2,702,653
Less: Allowance for doubtful accounts	(491,536)	(71,491)	(560,465)
Total accounts receivable, net	¥ 1,623,559	$ 236,137	¥ 2,142,188